Financial Instruments - Analysis of Financial Instruments Valued Using Internal Models Based on Information Other Than Market Data (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	£ 185	£ 208
Financial assets at FVOCI	5,851	8,950
Total net assets	211	257
Financial asset liabilities	0	0	£ 0
Total income/(expense)	(4)	17	(5)
Loans and advances to customers
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at FVOCI	18	21
Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets and liabilities	217	249
Financial asset liabilities	(5)	11	(16)
Other Level 3 assets | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Other Level 3 assets	1	17
Other Level 3 liabilities	(7)	(9)
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(1)	7	16
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	2	(1)	(5)
Reversionary property interests | Equity and credit contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative assets	45	51
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	0	3	2
Reversionary property interests | Debt securities
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	91	107
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	5	6	(17)
Roll-up mortgage portfolio | Loans and advances to customers
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	48	56
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(5)	6	0
Other loans | Loans and advances to customers
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	26	43
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(2)	3	1
Other loans | Loans and advances to customers | Financial assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at FVOCI	18	21
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(3)	(4)	(2)
Credit linked notes | Debt securities
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	20	2
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(5)	(16)	7
Property options and forwards | Equity securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative liabilities	(30)	(29)
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	(1)	(3)	0
Credit protection guarantee | Financial guarantees
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL liabilities	(1)	(2)
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	£ 6	£ 16	£ (7)